Investment in Joint Ventures - Summary of Joint Venture's Revenue and Net Income (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of joint ventures [line items]
Revenue	₽ 20,897	₽ 17,880	₽ 17,717
Cost of revenues	9,763	8,646	8,695
including selling, general and administrative expenses	6,243	3,423	3,469
including depreciation and amortization	796	796	689
Total comprehensive income	3,009	₽ 2,159	₽ 5,561
Joint ventures [member]
Disclosure of joint ventures [line items]
Revenue	187
Cost of revenues	(79)
Other income and expenses, net	(107)
including selling, general and administrative expenses	(55)
including depreciation and amortization	(59)
Total comprehensive income	1
Group's share (82%) of total comprehensive income	₽ 1